U.S. Securities and Exchange Commission
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before
preparing Form.  Please print or type:


1. Name and address of issuer:

		WRL Series Annuity Account B
		of Western Reserve Life Assurance Co. of Ohio
		570 Carillon Parkway
		St. Petersburg, FL  33716

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

	WRL Series Annuity Account B	x

  3.	Investment Company Act File Number:	811-7754

	Securities Act File Number:		33-63246

 4(a).	Last day of fiscal year for which this Form is filed:
		December 31, 2001

 4(b).	Check box if this Form is being filed late
	(i.e., more than 90 days after the end of the
	issuer's fiscal year).:	N/A

	Note:  If the Form is being filed late,
	interest must be paid on the registration fee due.

 4(c)	Check box if this is the last time the issuer
	will be filing this Form.

		N/A

 5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal
	year pursuant to section 24(f):	$173,366,623

(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year:	$206,577,716

(iii)	Aggregate price of securities redeemed or
	repurchased during any prior fiscal year ended
	no earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:	$	0
(iv)	Total available redemption credits [add items
	5(ii) and 5(iii)]:	$206,577,716

(v)	Net sales - if Item 5(i) is greater than Item
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(33,211,093)

	(vi)	Redemption credits available for use in future
		years - if Item 5(i) is less than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$	(        )

	(vii)	Multiplier for determining registration fee
		(See Instruction C.9):	x                .000092

	(viii)	Registration fee due [multiply Item 5(v) by
		Item 5(vii)] (enter "0" if no fee is due):	$	0

 6.	Prepaid Shares

	If the response to item 5(i) was determined by
deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2
as in effect before October 11, 1997, then report the
amount of securities (number of shares or other units)
deducted here: 0 .  If there is a number of shares or
other units that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year for
which this form is filed that are available for use
by the issuer in future fiscal years, then state that
number here:  0   .

7. Interest due - if this Form is being filed more
	than 90 days after the end of the issuer's fiscal
	year (see Instruction D):	+$	0

8. Total of the amount of the registration fee due
	plus any interest due [line 5(viii) plus line 7]:	=$	0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	March __, 2002

	Method of Delivery:   Wire Transfer	   Mail or other means

SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By:	  /s/ Allan J. Hamilton
	Name:  Allan J. Hamilton
	Title:    Treasurer

	Date:   March 26, 2002

Please print the name and title of the
signing officer below the signature.